CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS



                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended June 30, 2004 and the Period May 21, 2003 (inception) to December 31, 2003

                  Maxim MFS(R) International Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM MFS(R)INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                 $            168,327,357
      Cash denominated in foreign currencies (2)                                                                    281,233
      Cash                                                                                                           16,974
      Dividends receivable                                                                                          295,977
      Subscriptions receivable                                                                                      273,592
      Receivable for investments sold                                                                               868,110
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total assets                                                                                              170,063,243
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                     180,464
      Redemptions payable                                                                                           413,977
      Payable for investments purchased                                                                             798,659
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total liabilities                                                                                           1,393,100
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            168,670,143
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $              1,295,719
      Additional paid-in capital                                                                                130,617,632
      Net unrealized appreciation on investments and translation of assets and
      liabilities denominated in foreign currencies                                                              24,123,508
      Undistributed net investment income                                                                         1,166,783
      Accumulated net realized gain on investments                                                               11,466,501
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            168,670,143
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                  13.02
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                150,000,000
      Outstanding                                                                                                12,957,189

(1)  Cost of investments in securities:                                                            $            144,204,267
(2)  Cost of cash denominated in foreign currencies:                                                                280,815

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R)INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Interest                                                                                    $                 17,328
      Dividends                                                                                                  2,461,984
      Foreign withholding tax                                                                                     (309,567)
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total income                                                                                               2,169,745
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
      Management fees                                                                                            1,002,962
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                            1,166,783
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                          10,631,816
      Change in net unrealized appreciation on investments                                                       1,690,710
      Change in net unrealized appreciation on translation of assets
      and liabilities denominated in foreign currencies                                                         (5,038,337)
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net realized and unrealized gain on investments and translation of
      assets and liabilities denominated in foreign currencies                                                   7,284,189
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $              8,450,972
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R)INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2004 AND PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                             2004                 2003
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------
                                                                                           UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                          $         1,166,783    $       121,860
      Net realized gain on investments                                                        10,631,816          3,338,932
      Change in net unrealized appreciation on investments                                     1,690,710         18,405,133
      Change in net unrealized appreciation on translation of assets and
      liabilities denominated in foreign currencies                                          (5,038,337)          9,066,002
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      Net increase in net assets resulting from operations                                     8,450,972         30,931,927
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                                  (143,787)
      From net realized gains                                                                                   (2,482,320)
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      Total distributions                                                                              0        (2,626,107)
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                       37,732,236        167,804,994
      Reinvestment of distributions                                                                               2,626,107
      Redemptions of shares                                                                 (44,409,063)       (31,840,923)
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      Net increase (decrease) in net assets resulting from share transactions                (6,676,827)        138,590,178
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      Total increase in net assets                                                             1,774,145        166,895,998

NET ASSETS:
      Beginning of period                                                                    166,895,998                  0
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      End of period  (1)                                                             $       168,670,143    $   166,895,998
                                                                                       ==================     ==============
                                                                                       ==================     ==============

OTHER INFORMATION:

SHARES:
      Sold                                                                                     2,962,884         16,110,784
      Issued in reinvestment of distributions                                                                       221,053
      Redeemed                                                                               (3,487,016)        (2,850,516)
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      Net increase (decrease)                                                                  (524,132)         13,481,321
                                                                                       ==================     ==============
                                                                                       ==================     ==============

(1) Including undistributed net investment income                                    $         1,166,783    $


See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R)INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
                                                                                Six Months Ended       Period Ended December 31,
                                                                                  June 30, 2004             2003 +
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------
                                                                                    UNAUDITED
Net Asset Value, Beginning of Period                                         $               12.38   $            10.00

Income from Investment Operations

Net investment income                                                                         0.09                 0.01
Net realized and unrealized gain                                                              0.55                 2.57
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Income From Investment Operations                                                       0.64                 2.58
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Less Distributions

From net investment income                                                                                        (0.01)
From net realized gains                                                                                           (0.19)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Distributions                                                                           0.00                (0.20)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Net Asset Value, End of Period                                               $               13.02   $            12.38
                                                                               ====================    =================
                                                                               ====================    =================


Total Return                                                                                 5.17%  o            25.89%  o

Net Assets, End of Period ($000)                                             $             168,670   $          166,896

Ratio of Expenses to Average Net Assets                                                      1.20%  *             1.20%  *

Ratio of Net Investment Income to Average Net Assets                                         1.40%  *             0.15%  *

Portfolio Turnover Rate                                                                     31.61%  o             5.56%  o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *   Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim MFS(R) International Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 21, 2003. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

        Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC
        (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.20% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $51,434,975 and $59,773,123, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $144,219,933. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,187,837 and gross depreciation of securities in which there was an excess of tax cost over value of $1,080,413, resulting in net appreciation of $24,107,424.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

Maxim MFS (R) International Growth Portfolio

COMMON STOCK

AUTO PARTS & EQUIPMENT --- 1.91%
    102,000 Bridgestone Corp                                           1,916,327
     35,000 NOK Corp*                                                  1,299,539
                                                                      $3,215,866

AUTOMOBILES --- 3.50%
     58,900 Bayerische Motoren Werke AG                                2,606,299
     81,500 Toyota Motor Corp                                          3,301,379
                                                                      $5,907,678

BROADCAST/MEDIA --- 5.52%
    224,900 British Sky Broadcasting Group PLC                         2,542,983
     36,700 Grupo Televisa SA                                          1,661,409
    380,825 News Corp Ltd                                              3,363,785
     30,419 Societe Television Francaise 1                               956,735
     43,800 Tokyo Broadcasting System Inc                                770,710
                                                                      $9,295,622

CHEMICALS --- 3.98%
     25,080 Air Liquide                                                4,146,796
      1,200 Nitto Denko Corp                                              61,778
    152,000 Sekisui Chemical Co*                                       1,282,977
     14,500 Syngenta AG*                                               1,215,666
                                                                      $6,707,217

COMMUNICATIONS - EQUIPMENT --- 1.63%
    932,200 Ericsson LM Class B*                                       2,747,242
                                                                      $2,747,242

COMPUTER SOFTWARE & SERVICES --- 0.27%
     20,000 Business Objects SA*                                         447,438
                                                                        $447,438

COSMETICS & PERSONAL CARE --- 1.10%
     23,100 L'Oreal SA                                                 1,845,044
                                                                      $1,845,044

ELECTRIC COMPANIES --- 1.07%
     85,200 Iberdrola SA                                               1,798,476
                                                                      $1,798,476

ELECTRONIC INSTRUMENT & EQUIP --- 2.53%
     40,300 Murata Manufacturing Co Ltd                                2,297,264
      9,000 Samsung Electronics                                        1,849,500
      7,400 Yamaha Corp                                                  113,780
                                                                      $4,260,544

ELECTRONICS - SEMICONDUCTOR --- 0.08%
    639,000 Semiconductor Manufacturing International Corp*              139,273
                                                                        $139,273

FINANCIAL SERVICES --- 0.71%
     77,500 Irish Life & Permanent PLC                                 1,192,773
                                                                      $1,192,773

FOOD & BEVERAGES --- 2.58%
    197,300 Diageo PLC                                                 2,663,847
      6,323 Nestle SA                                                  1,686,268
                                                                      $4,350,115

FOREIGN BANKS --- 13.45%
    124,000 Banco Bilbao Vizcaya Argentaria SA                         1,656,493
     96,981 Credit Agricole SA                                         2,359,839
     77,400 Credit Suisse Group*                                       2,750,160
    161,900 DBS Bank Ltd                                               1,353,514
     25,420 DNB Holding ASA                                              173,464
    187,200 Depfa Bank PLC*                                            2,719,417
     18,300 Erste Bank der Oesterreichischen Sparkassen  AG            2,874,372
     57,700 ORP Bank RT*                                               2,172,405
     80,300 Royal Bank of Scotland Group PLC                           2,315,422
     39,000 Shinsei Bank Ltd*                                            248,765
     44,435 UBS AG                                                     3,131,099
    113,100 United Overseas Bank Ltd                                     879,875
                                                                     $22,634,825

GOLD, METALS & MINING --- 1.26%
     44,500 Companhia Vale do Rio Doce ADR                             2,115,975
                                                                      $2,115,975

HEALTH CARE RELATED --- 1.27%
     36,200 Schering AG                                                2,132,989
                                                                      $2,132,989

HOUSEHOLD GOODS --- 3.54%
    210,200 Reckitt Benckiser PLC                                      5,954,308
                                                                      $5,954,308

INSURANCE RELATED --- 5.14%
    197,700 AXA                                                        4,353,624
    282,575 QBE Insurance Group Ltd                                    2,519,574
     98,100 Riunione Adriatica di Sicurta SpA                          1,779,559
                                                                      $8,652,757

INVESTMENT BANK/BROKERAGE FIRM --- 1.69%
    417,500 Amvescap PLC                                               2,848,725
                                                                      $2,848,725

LEISURE & ENTERTAINMENT --- 1.65%
    277,100 William Hill PLC                                           2,778,940
                                                                      $2,778,940

MACHINERY --- 2.03%
     50,026 Schneider SA                                               3,414,478
                                                                      $3,414,478

MANUFACTURING --- 2.80%
     60,900 Atlas Copco AB Class A                                     2,259,613
     72,100 Sandvik AB                                                 2,459,820
                                                                      $4,719,433

MEDICAL PRODUCTS --- 1.23%
      3,700 Straumann Holdings AG                                        743,013
     11,600 Synthes Inc*                                               1,322,181
                                                                      $2,065,194

OFFICE EQUIPMENT & SUPPLIES --- 3.51%
     71,000 Canon Inc                                                  3,741,466
     59,400 Seiko Epson Corp*                                          2,161,188
                                                                      $5,902,654

OIL & GAS --- 4.12%
  3,077,500 CNOOC Ltd*                                                 1,302,053
     47,300 EnCana Corp                                                2,032,762
     18,900 Total Fina Elf                                             3,603,267
                                                                      $6,938,082

PHARMACEUTICALS --- 7.96%
     70,400 AstraZeneca Group PLC                                      3,158,566
    153,100 Chugai Pharmaceutical Co Ltd                               2,402,119
     43,500 Novartis AG                                                1,919,015
     36,400 Roche Holding AG                                           3,603,960
     36,600 Sanofi-Synthelabo SA                                       2,319,981
                                                                     $13,403,641

PRINTING & PUBLISHING --- 1.44%
    132,400 Reed Elsevier NV                                           1,858,915
     89,600 Yell Group PLC*                                              560,004
                                                                      $2,418,919

RAILROADS --- 1.24%
     47,700 Canadian National Railway Co                               2,079,243
                                                                      $2,079,243

RETAIL --- 7.05%
    146,000 Citizen Watch Co Ltd*                                      1,653,815
    451,000 Esprit Holdings Ltd                                        2,017,994
    139,500 Hennes & Mauritz AB Class B                                3,601,876
    548,785 Kingfisher PLC                                             2,853,798
     67,600 Next PLC                                                   1,744,493
                                                                     $11,871,976

SPECIALIZED SERVICES --- 0.74%
     74,300 BOC Group PLC                                              1,241,657
                                                                      $1,241,657

TELEPHONE & TELECOMMUNICATIONS --- 8.29%
     46,100 BCE Inc                                                      918,046
     45,300 Brasil Telecom Participacoes SA ADR                        1,390,710
        433 KDDI                                                       2,476,213
  1,517,600 Singapore Telecommunications Ltd                           1,982,409
    217,300 Telefonica SA                                              3,212,193
  1,813,200 Vodafone AirTouch PLC                                      3,978,768
                                                                     $13,958,339

UTILITIES --- 1.87%
    111,900 BG Group PLC                                                 690,979
    692,000 Tokyo Gas Co                                               2,454,328
                                                                      $3,145,307

WATER --- 1.55%
     92,600 Veolia Environnement                                       2,612,627
                                                                      $2,612,627

TOTAL COMMON STOCK --- 96.71%                                       $162,797,357
(Cost $138,674,267)

SHORT-TERM INVESTMENTS

  5,530,000 Fannie Mae                                                 5,530,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.29%                                $5,530,000
(Cost $5,530,000)

TOTAL MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO --- 100%         $168,327,357
(Cost $144,204,267)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
See Attached Summary of Investments by Country.
See Notes to Financial Statements.

Summary of Investments by Country

Maxim MFS(R) International Growth Portfolio
June 30, 2004

                                                                   % of Portfolio
            Country                         Value ($)                Investments
--------------------------------    --------------------------   --------------------
--------------------------------    --------------------------   --------------------
Australia                                         $ 5,883,359                  3.50%
Austria                                             2,874,372                  1.71%
Brazil                                              3,506,685                  2.08%
Canada                                              5,030,051                  2.99%
Cayman Islands                                        139,273                  0.08%
France                                             26,059,829                 15.48%
Germany                                             4,739,288                  2.82%
Hong Kong                                           3,320,047                  1.97%
Hungary                                             2,172,405                  1.29%
Ireland                                             3,912,190                  2.32%
Italy                                               1,779,559                  1.06%
Japan                                              26,181,648                 15.55%
Korea                                               1,849,500                  1.10%
Mexico                                              1,661,409                  0.99%
Netherlands                                         1,858,915                  1.10%
Norway                                                173,464                  0.10%
Singapore                                           4,215,798                  2.50%
Spain                                               6,667,162                  3.96%
Sweden                                             11,068,551                  6.58%
Switzerland                                        16,371,362                  9.73%
United Kingdom                                     33,332,490                 19.80%
United States                                       5,530,000                  3.29%
                                    --------------------------   --------------------
                                    --------------------------   --------------------
                                                $ 168,327,357                100.00%
                                    ==========================   ====================
                                    ==========================   ====================


ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004